Leases - Summary of the right-of-use assets by the lessee's underlying asset type (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	₩ 606,475	₩ 619,210
Real estate
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	566,941	586,075
Vehicle
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	28,417	22,327
Others
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	11,117	10,808
Acquisition cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	1,378,027	1,208,728
Acquisition cost | Real estate
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	1,282,462	1,124,151
Acquisition cost | Vehicle
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	57,534	51,644
Acquisition cost | Others
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	38,031	32,933
Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	(771,552)	(589,518)
Accumulated depreciation | Real estate
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	(715,521)	(538,076)
Accumulated depreciation | Vehicle
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	(29,117)	(29,317)
Accumulated depreciation | Others
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	₩ (26,914)	₩ (22,125)